Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Brokered deposit	$ 31,238	$ 41,780	$ 43,731